UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2024

Item 1. Reports to Stockholders

Annual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

March 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund’s current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Healthcare Fund	March 31, 2024 (Unaudited)
Performance preview (for the year ended March 31, 2024)
Delaware Healthcare Fund (Institutional Class shares)	1-year return	+20.36%
Delaware Healthcare Fund (Class A shares)	1-year return	+20.06%
Russell 3000® Healthcare Index (benchmark)	1-year return	+15.41%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 4.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 6 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks maximum long-term capital growth through capital appreciation.

Market review

The healthcare sector lagged the broader US equity market during the Fund’s fiscal year ended March 31, 2024. Investors focused on several major themes over the course of the year. Drug pricing and other regulatory concerns weighed on the market ahead of the US presidential election cycle. Healthcare usage patterns continued to normalize following the COVID-19 pandemic, driving a recovery in healthcare facilities but creating uncertainty for managed-care providers.

Glucagon-like peptide-1 (GLP-1) class obesity drugs were a major focus of investors who sought out the shares of companies with promising treatments. Investors also considered the potential for widespread adoption of other medical treatments and devices. The biotechnology sector struggled for much of the year, before rallying as US interest rate concerns receded and a spate of acquisition activity supported shares.

Contributors to the Fund’s relative performance were: ● holdings in biotechnology ● favorable stock selection in the blue-chip medical products sector.

Portfolio management review

Delaware Healthcare Fund

Within the Fund

For the fiscal year ended March 31, 2024, Delaware Healthcare Fund had a positive return and outperformed its benchmark, the Russell 3000 Healthcare Index. The Fund’s Institutional Class shares gained 20.36%. The Fund’s Class A shares gained 20.06% at net asset value (NAV) and 13.15% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark rose 15.41%. For complete, annualized performance of Delaware Healthcare Fund, please see the table on page 4.

Among sectors, the Fund’s holdings in biotechnology contributed the most to relative performance, benefiting from favorable stock selection. Shares of Viking Therapeutics Inc. outperformed for the period on strong trial data for treatments in progress for NASH (a form of non-alcoholic fatty liver disease) and obesity. Shares of MorphoSys AG, also in the biotechnology sector, rose on news that Novartis AG would acquire the company. Similarly, the Fund’s overweight position in Ambrx Biopharma Inc. rose substantially, after the developer of antibody drug conjugates announced it would be acquired by Johnson & Johnson. Shares of Tarsus Pharmaceuticals Inc. appreciated on stronger-than-expected prescription trends for its novel and recently launched treatment for demodex blepharitis, a disease of the eyelid. Conversely, the Fund’s overweight in UniQure NV detracted from relative performance following difficult-to-interpret data on a gene-therapy treatment in development for Huntington’s disease.

Elsewhere, the Fund’s overweight position in the blue-chip medical-products sector also contributed substantially to relative performance, primarily due to selection. Within the sector, the Fund’s overweight of Chugai Pharmaceutical Co. Ltd. was beneficial as shares rallied on increased enthusiasm for orforglipron, an oral GLP-1 obesity drug that Chugai is developing. The product, licensed to Eli Lilly and Co., is both effective in weight reduction and easy to administer. The Fund also benefited from its underweight of several large-cap US pharma companies including Bristol-Meyers Squibb Co. and Johnson & Johnson, which lagged the overall sector. The Fund’s overweight position in European pharma companies Roche Holding AG and Sanofi SA partially offset this and detracted from performance. Roche shares underperformed after posting lackluster results, while investors reacted negatively to Sanofi’s abandonment of its fiscal year 2025 margin target to increase investment in research and development.

An underweight position in the small- and mid-cap medical products sector contributed modestly to performance due to allocation. Shares of Intra-Cellular Therapies Inc. contributed to performance, with the stock rising on faster-than-expected growth in prescriptions of its new antipsychotic treatment, CAPLYTA. The Fund’s underweight of medical-device companies also helped as several of those businesses, including Insulet Corp. and ResMed Inc., struggled with concern about the effect obesity drugs would have on long-term demand for their products. Conversely, the Fund’s underweight of Intuitive Surgical Inc. detracted from performance. Shares performed well on strong demand for its current products and the announcement of a new generation of surgical robots. The Fund’s overweight position in Illumina Inc. detracted as the company continued to struggle with a transitional slowdown in end demand and the pending uncertainty over the company’s required divestiture of its GRAIL cancer-screening subsidiary.

The healthcare services sector detracted slightly from performance due to disadvantageous stock selection. The Fund’s underweight position in Cigna Corp. detracted from performance as the shares rallied on robust earnings results and the company announced an increase in its share buyback program.

As global healthcare investors, we think that short-term legislative risks and judicial action could possibly overshadow what we view as the positive long-term fundamentals of the sector and specific companies. In our opinion, there are tremendous long-term opportunities in the global healthcare asset class. The baby-boom generation in America is aging, implying expanding demand for healthcare products and services for decades to come. At the same time, the middle class in countries with emerging economies (notably India and China) is growing rapidly, which we believe will create big appetites for Western-style medicine. We remain positive on the sector and its potential for growth.

We believe healthcare remains one of the few growth sectors in the US economy. We continue to see what we view as many attractive opportunities in healthcare, particularly within the biotechnology sector, where we see potential for continued innovation in cancer treatment and gene-therapy technology. We remain overweight in the biotechnology sector, particularly in small-and mid-cap companies, where we see potential for technological breakthroughs. We continue putting a premium on disciplined, intensive research when analyzing investment opportunities for the Fund and tend to favor companies that exhibit such traits as:

● proven competitiveness

● seasoned management teams

● stock valuations that are discounted meaningfully from our estimates of intrinsic value.

These characteristics are part of our daily considerations as we follow our conservative, stock-by-stock approach to the Fund’s portfolio management.

Performance summary
Delaware Healthcare Fund	March 31, 2024 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2024
	1 year	5 year	10 year
Class A (Est. September 28, 2007)
Excluding sales charge	+20.06%	+9.30%	+10.35%
Including sales charge	+13.15%	+8.02%	+9.69%
Class C (Est. January 28, 2010)
Excluding sales charge	+19.18%	+8.49%	+9.52%
Including sales charge	+18.18%	+8.49%	+9.52%
Class R (Est. January 28, 2010)
Excluding sales charge	+19.74%	+9.03%	+10.07%
Including sales charge	+19.74%	+9.03%	+10.07%
Institutional Class (Est. September 28, 2007)
Excluding sales charge	+20.36%	+9.58%	+10.63%
Including sales charge	+20.36%	+9.58%	+10.63%
Russell 3000 Healthcare Index	+15.41%	+10.76%	+11.21%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within 12 months of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

“Non-diversified” funds may allocate more of their net assets to investments in single securities than “diversified” funds. Resulting adverse effects may subject these funds to greater risks and volatility.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class R	Class
Total annual operating expenses (without fee waivers)	1.26%	2.01%	1.51%	1.01%
Net expenses (including fee waivers, if any)	1.21%	1.96%	1.46%	0.96%
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summary

Delaware Healthcare Fund

Performance of a $10,000 investment1

For the period March 31, 2014 through March 31, 2024

	Starting value	Ending value
Russell 3000 Healthcare Index	$10,000	$28,926
Delaware Healthcare Fund – Institutional Class shares	$10,000	$27,450
Delaware Healthcare Fund – Class A shares	$ 9,425	$25,225

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2014, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The graph also assumes $10,000 invested in the Russell 3000 Healthcare Index as of March 31, 2014. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest US companies based on total market capitalization.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2023 to March 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/23	3/31/24	Expense Ratio	10/1/23 to 3/31/24*
Actual Fund return†
Class A	$1,000.00	$1,205.50	1.21%	$ 6.67
Class C	1,000.00	1,201.50	1.96%	10.79
Class R	1,000.00	1,204.50	1.46%	8.05
Institutional Class	1,000.00	1,207.50	0.96%	5.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.21%	$ 6.11
Class C	1,000.00	1,015.20	1.96%	9.87
Class R	1,000.00	1,017.70	1.46%	7.36
Institutional Class	1,000.00	1,020.20	0.96%	4.85

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations and top 10 equity holdings

Delaware Healthcare Fund	As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.73%
Biotechnology*	29.99%
Blue Chip Medical Products*	50.20%
Healthcare Services	10.39%
Other	1.60%
Small- / Mid-Cap Medical Products	6.55%
Rights	0.01%
Short-Term Investments	0.85%
Total Value of Securities	99.59%
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Biotechnology and Blue Chip Medical Products sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Biotechnology sector consisted of Biotechnology, Healthcare-Products, and Pharmaceuticals. As of March 31, 2024, such amounts, as a percentage of total net assets were 24.85%, 0.80%, and 4.34%, respectively. The Blue Chip Medical Products sector consisted of Biotechnology, Healthcare-Products, and Pharmaceuticals. As of March 31, 2024, such amounts, as a percentage of total net assets were 10.06%, 5.30%, and 34.84%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Biotechnology and Blue Chip Medical Products sector for financial reporting purposes may exceed 25%.

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Eli Lilly & Co.	11.80%
Amgen	7.08%
Regeneron Pharmaceuticals	6.20%
Merck & Co.	4.92%
UnitedHealth Group	4.75%
Elevance Health	4.13%
Pfizer	3.91%
Viking Therapeutics	3.42%
Boston Scientific	3.29%
AbbVie	2.99%

Schedule of investments
Delaware Healthcare Fund	March 31, 2024
	Number of
	shares	Value (US $)
Common Stocks — 98.73% t
Biotechnology — 29.99%
ACADIA Pharmaceuticals †	92,648	$1,713,062
Alkermes †	300,000	8,121,000
Allogene Therapeutics †	146,779	656,102
Alnylam Pharmaceuticals †	30,000	4,483,500
Altimmune †	44,474	452,745
Amarin ADR †	190,000	169,252
AnaptysBio †	93,732	2,110,845
Arcus Biosciences †	379,100	7,157,408
Atea Pharmaceuticals †	70,000	282,800
BioMarin Pharmaceutical †	110,000	9,607,400
BioNTech ADR †	18,000	1,660,500
Cellectis ADR †	226,875	601,219
Cogent Biosciences †	230,000	1,545,600
Coherus Biosciences †	900,000	2,151,000
Compugen †	1,020,000	2,631,600
Cytokinetics †	30,000	2,103,300
Day One Biopharmaceuticals †	110,000	1,817,200
Dynavax Technologies †	570,000	7,073,700
Exact Sciences †	91,353	6,308,838
Fortress Biotech †	6,666	13,332
Galmed Pharmaceuticals †	20,401	6,696
Immunovant †	103,100	3,331,161
Incyte †	80,000	4,557,600
Intellia Therapeutics †	20,000	550,200
Janux Therapeutics †	60,000	2,259,000
Karyopharm Therapeutics †	500,000	755,000
Landos Biopharma †	14,718	316,437
MacroGenics †	420,000	6,182,400
Madrigal Pharmaceuticals †	28,500	7,610,640
MEI Pharma	30,000	120,000
Mersana Therapeutics †	150,000	672,000
Moderna †	18,000	1,918,080
Mural Oncology †	30,000	146,700
Mustang Bio †	8,000	8,320
Myriad Genetics †	50,000	1,066,000
Nektar Therapeutics †	256,385	239,515
Neurocrine Biosciences †	80,000	11,033,600
NextCure †	150,000	334,500
ProQR Therapeutics †	620,000	1,407,400
Puma Biotechnology †	61,255	324,651
Regeneron Pharmaceuticals †	51,000	49,086,990

	Number of
	shares	Value (US $)
Common Stocks t (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$3,139,430
Rigel Pharmaceuticals †	1,600,000	2,368,000
Rocket Pharmaceuticals †	58,000	1,562,520
Roivant Sciences †	338,181	3,564,428
Sangamo Therapeutics †	400,000	268,080
Sarepta Therapeutics †	13,000	1,682,980
Sio Gene Therapies †	64,171	0
Structure Therapeutics ADR †	58,000	2,485,880
Syndax Pharmaceuticals †	180,000	4,284,000
Tarsus Pharmaceuticals †	150,000	5,452,500
Theravance Biopharma †	208,783	1,872,784
Ultragenyx Pharmaceutical †	70,000	3,268,300
uniQure †	706,166	3,672,063
United Therapeutics †	27,000	6,202,440
Ventyx Biosciences †	430,000	2,365,000
Vertex Pharmaceuticals †	25,000	10,450,250
Viking Therapeutics †	330,100	27,068,200
Voyager Therapeutics †	5,700	53,067
WaVe Life Sciences †	81,955	505,662
Xencor †	200,000	4,426,000
XOMA †	3,466	83,357
		237,362,234
Blue Chip Medical Products — 50.20%
AbbVie	130,000	23,673,000
Amgen	197,000	56,011,040
AstraZeneca	131,243	17,687,931
Biogen †	43,000	9,272,090
Boston Scientific †	380,000	26,026,200
Chugai Pharmaceutical	580,000	22,091,954
Eli Lilly & Co.	120,000	93,355,200
Euroapi †	8,695	26,219
Gilead Sciences	195,000	14,283,750
Merck & Co.	295,000	38,925,250
Organon & Co.	29,500	554,600
Pfizer	1,115,000	30,941,250
Roche Holding	80,000	20,375,894
Sanofi	145,000	14,229,168
Stryker	15,000	5,368,050
UCB	112,137	13,839,998

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)
Common Stocks t (continued)
Blue Chip Medical Products (continued)
Zimmer Biomet Holdings	80,000	$10,558,400
		397,219,994
Healthcare Services — 10.39%
CVS Health	100,000	7,976,000
Elevance Health	63,000	32,668,020
Quest Diagnostics	30,000	3,993,300
UnitedHealth Group	76,000	37,597,200
		82,234,520
Other — 1.60%
Cia de Minas Buenaventura ADR	66,353	1,053,686
Fannie Mae †	1,300,000	2,041,000
Federal Home Loan Mortgage †	1,050,000	1,417,500
Kenvue	186,600	4,004,436
Sohu.com ADR †	390,722	4,129,931
		12,646,553
Small- / Mid-Cap Medical Products — 6.55%
Halozyme Therapeutics †	220,000	8,949,600
Illumina †	100,000	13,732,000
InnoCare Pharma 144A #, †	17,000	10,100
Intra-Cellular Therapies †	110,000	7,612,000
Perrigo	230,000	7,403,700
Viatris	1,170,018	13,970,015
Zimvie †	8,000	131,920
		51,809,335
Total Common Stocks (cost $544,148,056)		781,272,636

Rights — 0.01%
Ambit Bioscience =	76,500	0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000
Yumanity Therapeutics =, †	750,000	0
Total Rights (cost $0)		68,950

	Number of
	shares	Value (US $)
Short-Term Investments — 0.85%
Money Market Mutual Funds — 0.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,689,989	$1,689,989
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,689,989	1,689,989
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,689,989	1,689,989
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,689,990	1,689,990
Total Short-Term Investments (cost $6,759,957)		6,759,957
Total Value of Securities—99.59%
(cost $550,908,013)		$788,101,543
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $10,100, which represents 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Healthcare Fund	March 31, 2024
Assets:
Investments, at value*	$788,101,543
Foreign currencies, at valueΔ	166,464
Cash	6,258
Receivable for securities sold	3,104,058
Foreign tax reclaims receivable	1,095,047
Receivable for fund shares sold	922,532
Dividends receivable	279,235
Prepaid expenses	69,383
Other assets	7,050
Total Assets	793,751,570
Liabilities:
Payable for fund shares redeemed	1,026,649
Investment management fees payable to affiliates	601,946
Payable for securities purchased	450,773
Other accrued expenses	205,491
Distribution fees payable to affiliates	95,421
Administration expenses payable to affiliates	52,175
Total Liabilities	2,432,455
Total Net Assets	$791,319,115

Net Assets Consist of:
Paid-in capital	$509,077,287
Total distributable earnings (loss)	282,241,828
Total Net Assets	$791,319,115

Net Asset Value
Class A:
Net assets	$216,520,451
Shares of beneficial interest outstanding, unlimited authorization, no par	7,850,113
Net asset value per share	$27.58
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$29.26
Class C:
Net assets	$57,364,189
Shares of beneficial interest outstanding, unlimited authorization, no par	2,307,760
Net asset value per share	$24.86
Class R:
Net assets	$2,999,296
Shares of beneficial interest outstanding, unlimited authorization, no par	111,625
Net asset value per share	$26.87
Institutional Class:
Net assets	$514,435,179
Shares of beneficial interest outstanding, unlimited authorization, no par	18,460,434
Net asset value per share	$27.87

*Investments, at cost	$550,908,013
ΔForeign currencies, at cost	166,536

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Year ended March 31, 2024
Investment Income:
Dividends	$11,318,544
Foreign tax withheld	(301,728)
11,016,816
Expenses:
Management fees	6,362,059
Distribution expenses — Class A	522,862
Distribution expenses — Class C	616,579
Distribution expenses — Class R	13,574
Dividend disbursing and transfer agent fees and expenses	781,120
Accounting and administration expenses	108,130
Custodian fees	88,707
Legal fees	73,839
Reports and statements to shareholders expenses	53,534
Registration fees	52,360
Audit and tax fees	38,772
Trustees’ fees and expenses	34,260
Other	17,196
8,762,992
Less expenses waived	(274,174)
Less expenses paid indirectly	(247)
Total operating expenses	8,488,571
Net Investment Income (Loss)	2,528,245

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	91,655,671
Foreign currencies	(51,509)
Net realized gain (loss)	91,604,162
Net change in unrealized appreciation (depreciation) on:
Investments	42,097,976
Foreign currencies	(13,316)
Net change in unrealized appreciation (depreciation)	42,084,660
Net Realized and Unrealized Gain (Loss)	133,688,822
Net Increase (Decrease) in Net Assets Resulting from Operations	$136,217,067

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Healthcare Fund

	Year ended
	3/31/24	3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,528,245	$3,437,507
Net realized gain (loss)	91,604,162	4,756,143
Net change in unrealized appreciation (depreciation)	42,084,660	(36,486,720)
Net increase (decrease) in net assets resulting from operations	136,217,067	(28,293,070)
Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,555,407)	(25,169,243)
Class C	(3,292,772)	(7,000,140)
Class R	(144,002)	(316,970)
Institutional Class	(27,759,682)	(43,306,161)
	(42,751,863)	(75,792,514)
Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	20,434,921	41,110,533
Class C	2,328,873	5,829,652
Class R	410,695	773,400
Institutional Class	61,217,381	163,212,064
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,227,556	19,308,546
Class C	3,260,640	6,910,745
Class R	144,002	315,009
Institutional Class	22,831,525	39,869,728
	121,855,593	277,329,677

Statements of changes in net assets

Delaware Healthcare Fund

	Year ended
	3/31/24	3/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(60,663,170)	$(119,145,873)
Class C	(24,296,278)	(19,686,641)
Class R	(943,916)	(1,743,669)
Institutional Class	(154,178,563)	(162,223,197)
	(240,081,927)	(302,799,380)
Decrease in net assets derived from capital share transactions	(118,226,334)	(25,469,703)
Net Decrease in Net Assets	(24,761,130)	(129,555,287)
Net Assets:
Beginning of year	816,080,245	945,635,532
End of year	$791,319,115	$816,080,245

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$24.40	$27.35	$27.71	$22.75	$24.63

0.06	0.08	0.06	0.03	0.03
4.58	(0.76)	1.06	6.49	0.11
4.64	(0.68)	1.12	6.52	0.14

(0.15)	—	—	(0.06)	—
(1.31)	(2.27)	(1.48)	(1.50)	(2.02)
(1.46)	(2.27)	(1.48)	(1.56)	(2.02)

$27.58	$24.40	$27.35	$27.71	$22.75

20.06%[3]	(2.98)%[3]	4.44%	28.55%	(0.27)%

$216,521	$219,518	$311,815	$344,531	$272,911
1.21%	1.23%	1.24%	1.23%	1.27%
1.25%	1.26%	1.24%	1.23%	1.27%
0.23%	0.32%	0.20%	0.11%	0.13%
0.19%	0.29%	0.20%	0.11%	0.13%
5%	3%	1%	22%	24%

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$22.15	$25.22	$25.86	$21.42	$23.47

(0.12)[2]	(0.10)	(0.14)	(0.17)	(0.15)
4.14	(0.70)	0.98	6.11	0.12
4.02	(0.80)	0.84	5.94	(0.03)

(1.31)	(2.27)	(1.48)	(1.50)	(2.02)
(1.31)	(2.27)	(1.48)	(1.50)	(2.02)

$24.86	$22.15	$25.22	$25.86	$21.42

19.18%[4]	(3.73)%[4]	3.66%	27.62%	(1.02)%

$57,364	$69,423	$86,748	$112,012	$99,376
1.96%	1.98%	1.99%	1.98%	2.02%
2.00%	2.01%	1.99%	1.98%	2.02%
(0.52)%	(0.43)%	(0.55)%	(0.64)%	(0.62)%
(0.56)%	(0.46)%	(0.55)%	(0.64)%	(0.62)%
5%	3%	1%	22%	24%

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$23.81	$26.81	$27.26	$22.40	$24.34

— [2,3]	0.02	(0.01)	(0.04)	(0.03)
4.46	(0.75)	1.04	6.40	0.11
4.46	(0.73)	1.03	6.36	0.08

(0.09)	—	—	—	—
(1.31)	(2.27)	(1.48)	(1.50)	(2.02)
(1.40)	(2.27)	(1.48)	(1.50)	(2.02)

$26.87	$23.81	$26.81	$27.26	$22.40

19.74%[5]	(3.23)%[5]	4.18%	28.30%	(0.52)%

$2,999	$3,042	$4,130	$4,867	$5,269
1.46%	1.48%	1.49%	1.48%	1.52%
1.50%	1.51%	1.49%	1.48%	1.52%
(0.02)%	0.07%	(0.05)%	(0.14)%	(0.12)%
(0.06)%	0.04%	(0.05)%	(0.14)%	(0.12)%
5%	3%	1%	22%	24%

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$24.65	$27.60	$27.93	$22.91	$24.75

0.12	0.15	0.13	0.10	0.09
4.63	(0.77)	1.06	6.55	0.12
4.75	(0.62)	1.19	6.65	0.21

(0.22)	(0.06)	(0.04)	(0.13)	(0.03)
(1.31)	(2.27)	(1.48)	(1.50)	(2.02)
(1.53)	(2.33)	(1.52)	(1.63)	(2.05)

$27.87	$24.65	$27.60	$27.93	$22.91

20.36%[3]	(2.73)%[3]	4.69%	28.91%	(0.01)%

$514,435	$524,097	$542,943	$684,831	$518,093
0.96%	0.98%	0.99%	0.98%	1.02%
1.00%	1.01%	0.99%	0.98%	1.02%
0.48%	0.57%	0.45%	0.36%	0.38%
0.44%	0.54%	0.45%	0.36%	0.38%
5%	3%	1%	22%	24%

Notes to financial statements
Delaware Healthcare Fund	March 31, 2024

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 9 funds. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered nondiversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2024, and for all open tax years (years ended March 31, 2021–March 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and

Notes to financial statements

Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from April 1, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2023 through July 30, 2024, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
1.21%	1.96%	1.46%	0.96%

DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2024, the Fund paid $31,435 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2024, the Fund paid $49,744 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon

Notes to financial statements

Delaware Healthcare Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended March 31, 2024, the Fund paid $19,472 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2024, DDLP earned $35,185 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2024, DDLP received gross CDSC commissions of $2,691 and $1,978 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the year ended March 31, 2024, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2024, the Fund engaged in Rule 17a-7 securities sales of $17,994,056, resulting in gains of $10,734,492. There were no Rule 17a-7 securities purchases during the year ended March 31, 2024.

3. Investments

For the year ended March 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$41,593,148
Sales	216,832,898

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$555,989,692
Aggregate unrealized appreciation of investments	$386,223,752
Aggregate unrealized depreciation of investments	(154,098,416)
Net unrealized appreciation of investments	$232,125,336

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to financial statements

Delaware Healthcare Fund

3. Investments (continued)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2024:

	Level 1	Level 3		Total
Securities
Assets:
Common Stocks
Biotechnology	$237,362,234	$—	[1]	$237,362,234
Blue Chip Medical Products	397,219,994	—		397,219,994
Healthcare Services	82,234,520	—		82,234,520
Other	12,646,553	—		12,646,553
Small- / Mid-Cap Medical Products	51,809,335	—		51,809,335
Rights	—	68,950	[1]	68,950
Short-Term Investments	6,759,957	—		6,759,957
Total Value of Securities	$788,032,593	$68,950		$788,101,543

1The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the year ended March 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2024 and 2023 were as follows:

	Year ended
	3/31/24	3/31/23
Ordinary income	$5,436,793	$1,167,433
Long-term capital gains	37,315,070	74,625,081
Total	$42,751,863	$75,792,514

5. Components of Net Assets on a Tax Basis

As of March 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$509,077,287
Undistributed ordinary income	3,750,286
Undistributed long-term capital gains	46,366,206
Unrealized appreciation (depreciation) of investments and foreign currencies	232,125,336
Net assets	$791,319,115

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of securities no longer considered passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of partnership non-deductible expense and equalization distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2024, the adjustments were to decrease total distributable earnings (loss) and increase paid-in capital by $6,430,144.

Notes to financial statements

Delaware Healthcare Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/24	3/31/23
Shares sold:
Class A	811,631	1,597,995
Class C	101,527	248,394
Class R	16,632	30,644
Institutional Class	2,387,991	6,396,019

Shares issued upon reinvestment of dividends and distributions:
Class A	478,787	742,922
Class C	153,949	292,209
Class R	6,299	12,412
Institutional Class	964,576	1,520,005
	4,921,392	10,840,600

Shares redeemed:
Class A	(2,436,254)	(4,743,890)
Class C	(1,081,812)	(846,571)
Class R	(39,084)	(69,336)
Institutional Class	(6,155,495)	(6,323,317)
	(9,712,645)	(11,983,114)
Net decrease	(4,791,253)	(1,142,514)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the “Statements of changes in net assets.” For the years ended March 31, 2024 and 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Year ended
3/31/24	18,387	30,036	3,555	23,935	24,957	$1,236,528
3/31/23	2,557,307	28,903	9,003	29,918	2,537,270	64,320,350

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of March 31, 2024, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development

Notes to financial statements

Delaware Healthcare Fund

8. Securities Lending (continued)

(OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At March 31, 2024, the Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund. Because a nondiversified fund may invest its assets in fewer issuers, the value of the Fund’s shares may increase or decrease more rapidly than if it were fully diversified.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Healthcare Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Healthcare Fund (one of the funds constituting Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 28, 2024

We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)

Delaware Healthcare Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2024, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	87.28%
(B) Ordinary Income Distributions (Tax Basis)*	12.72%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividends[1]	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on the Fund’s ordinary income distributions.

1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

* For the fiscal year ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

For the fiscal year ended March 31, 2024, certain dividends paid by the Fund, determined to be Qualified Short-Term Capital Gains, may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2024, the Fund has reported maximum distributions of Qualified Short-Term Capital Gains of $5,491,534.

Other Fund information (Unaudited)

Delaware Healthcare Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	89	Macquarie Asset Management[3] (2015–Present) -Head of Equities & Multi-Asset (2023–Present) -Head of Americas of Macquarie Group (2017–Present) -Global Head of Public Investments (2019–2023)	None

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	89	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	89	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	89	Private Investor
(2011–Present)
State Street Bank and
Trust Company
(1996-2011)
-Executive Vice President
of Enterprise Risk
Management and
Emerging Economies
Strategy; and Chief Risk
and Corporate
				Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	89	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	89	Drexel University -President (2010–Present)	Federal Reserve
Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income
Trust, Inc. (2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	89	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and
Dean, College of Law
(2010–2019)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	89	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc.
(biotechnology)
(2021-Present)
Recology (resource recovery)
(2021-2023)
Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy Funds Complex (2019-2021)

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	89	Banco Itaú International -Chief Executive Officer (2012–2016) US Trust Bank of America Private Wealth Management -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present)
Florida Chapter of National
Association of Corporate
Directors (2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment
Group Inc. (REIT) (2021)
Carrizo Oil & Gas, Inc.
					(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	89	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	89	Gore Creek
Capital, Ltd.
-Chief Executive Officer
and President
(2009–Present)
Capital Z Asset
Management
-Chief Executive Officer
(2008-2009)
California Public
Employees’ Retirement
System (CalPERS)
-Senior Investment
Officer of Global Equity
(2002-2008)	The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven
Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
					(2008–2022)

Officers

David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	89	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	89	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	89	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None[5]

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

Board of trustees and officers addendum

Delaware Funds by Macquarie®

5 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Connor also serves as Senior Vice President and Assistant Secretary for the three portfolios of the Macquarie ETF Trust, which have the same investment manager as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and as Senior Vice President and Treasurer for the Macquarie ETF Trust. Mr. Salus serves in a similar capacity for the Macquarie ETF Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Annual report

US equity mutual fund

Delaware Mid Cap Growth Equity Fund

March 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Mid Cap Growth Equity Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This annual report is for the information of Delaware Mid Cap Growth Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund’s current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Mid Cap Growth Equity Fund	March 31, 2024 (Unaudited)
Performance preview (for the year ended March 31, 2024)
Delaware Mid Cap Growth Equity Fund (Institutional Class shares)	1-year return	+16.07%
Delaware Mid Cap Growth Equity Fund (Class A shares)	1-year return	+15.80%
Russell Midcap Growth Index (benchmark)	1-year return	+26.28%
Russell 2500™ Growth Index (former benchmark)	1-year return	+21.12%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Mid Cap Growth Equity Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 8 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks long-term capital appreciation.

Significant Fund event

Effective April 28, 2023, the Fund’s name changed to Delaware Mid Cap Growth Equity Fund (formerly known as Delaware Smid Cap Growth Fund), the Fund’s benchmark changed to the Russell Midcap Growth Index, the Fund’s principal investment strategies changed to invest primarily in equity securities of mid-capitalization companies, and the Fund’s limit in foreign securities investments increased. Please see the Fund’s prospectus for further information.

Delaware Mid Cap Growth Equity Fund: On January 16, 2024, the Boards of Trustees of Delaware Group Equity Funds IV and Ivy Funds approved the reorganization of Delaware Mid Cap Growth Equity Fund (Acquired Fund) into Delaware Ivy Mid Cap Growth Fund (Acquiring Fund). It is currently expected that the reorganization will be completed in the second quarter of 2024 subject to the approval of the reorganization by the Acquired Fund shareholders. The Acquired Fund will close to

With the litany of uncertainties presented in the macroeconomic environment, we remain vigilant in our fundamental research, maintaining a concentrated portfolio of profitable, lower-debt companies that we think can grow throughout a market and economic cycle.
1

Portfolio management review

Delaware Mid Cap Growth Equity Fund

purchases and exchanges into the Acquiring Fund for both new and existing shareholders one week before the reorganization date.

Market review

The Fund’s fiscal year, which ended March 31, 2024, began with many analysts baking a recession into their forecasts, but the real story was about mounting expectations for a dovish US Federal Reserve pivot, continued spending by US consumers, resilient corporate earnings, generative artificial intelligence (AI), and weight loss drugs. US equities climbed higher in three of the four quarters, with a retrenchment in the third quarter of 2023, when the Fed openly discussed a need for further rate hikes, solidifying the notion of a “higher for longer” rate environment. However, dovish elements appeared out of the November and December 2023 Fed meetings, sparking an equity rally and Treasury yield slide that carried through the end of the year and into the first quarter of 2024. Rallies were largely driven by several mega-cap technology names that appear to be the most highly levered to the AI theme and the potential productivity gains and related discoveries that could result from the technological breakthrough.

During the 12-month period, the Fund’s benchmark, the Russell Midcap Growth Index, rose slightly more than 26%, with all sectors in the index posting positive absolute returns. The deconstruction of the index’s return profile saw more profitable, higher earnings growth, and more attractively valued stocks – as measured by price-to-earnings (P/E) ratios – outperforming during the year.

Source: Bloomberg, unless otherwise noted.

Within the Fund

For the fiscal year ending March 31, 2024, Delaware Mid Cap Growth Equity Fund advanced but underperformed its benchmark, the Russell Midcap Growth Index, which also advanced. The Fund’s Institutional Class shares gained 16.07%. The Fund’s Class A shares advanced 15.80% at net asset value and gained 9.12% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark advanced 26.28%. For complete, annualized performance of Delaware Mid Cap Growth Equity Fund, please see the table on page 5.

The fiscal year was largely a tale of three short cycles that affected the Fund. The second quarter of 2023 began the fiscal period with expectations of a rate hike and lowered expectations for corporate earnings, even as inflation appeared to moderate. The market’s AI trade took center stage in May, when NVIDIA Corp. announced a rather surprising forecast for its earnings potential in that very same quarter. The third quarter of 2023 brought about one of the weakest relative performance periods for the Fund since its inception under the current management team in early 2001. The two primary drivers of underperformance were the Fund’s underappreciation for interest rate sensitivity coupled with speculative selling across the entire healthcare sector caused by the introduction of glucagon-like peptide-1 (GLP-1) weight loss drugs. The third cycle within the fiscal year included both the fourth quarter of 2023 and first quarter of 2024, a period when the Fund slightly underperformed the benchmark, but in a more idiosyncratic fashion.

Sector overweight and underweight positions are primarily a by-product of bottom-up (stock-

2

by-stock) selection, and we remain vigilant in our fundamental research, maintaining a concentrated portfolio of profitable, lower-debt companies that we think can grow throughout a market and economic cycle. During the fiscal year, our fundamentally driven bottom-up approach led us to notable overweight positions in information technology (IT), healthcare, real estate, and communication services. Notable underweights for the year included financials, industrials, and consumer staples. Materials and consumer discretionary were at relative market weights. The Fund’s lack of exposure to energy contributed to relative performance, while the lack of holdings in utilities detracted. The Fund’s cash position also detracted from relative performance for the 12-month period.

IT is the largest sector in both the Fund and the Russell Midcap Growth Index, and it was the largest sector overweight for the Fund during the 12-month period. The overweight benefited relative performance, while stock selection detracted. Marvell Technology Inc., a semiconductor company with exposure to cloud, enterprise networking, 5G, and automotive, benefited significantly during the year from the rapid and immense exposure given to AI and the adoption currently underway. We ultimately sold the Fund’s position in Marvell during the fiscal period as the company’s market capitalization grew beyond mid-cap. We were also concerned about the sustainability of earnings, and a need to trim the Fund’s overall IT exposure relative to the benchmark after the index’s reconstitution in late June 2023.

Workiva Inc., on the other hand, was the largest detractor from relative performance that we owned in the IT sector for the period. Workiva, a software company specializing in compliance and regulatory reporting, stands to benefit from new regulatory changes in Europe called European Single Electronic Format (ESEF). We believe the broad trends in environmental, social, and governance (ESG) disclosures will likely spark additional regulatory filings, expanding the company’s addressable market. The stock languished during the 12-month period because growth had slowed, largely due to a more sluggish purchasing environment, while the company continues to invest in the business, resulting in reduced investor enthusiasm in the near term. We continue to hold the stock, believing growth could reassert itself as recent SEC guidelines have been clarified, improving the purchasing cycle. Additionally, we believe Workiva remains uniquely positioned to deliver software solutions in its end markets.

The healthcare sector was an overweight for the Fund and produced the strongest relative contribution to performance for the trailing 12 months. The Fund’s long-held holding IntuitiveSurgical Inc. provides robotic-assisted surgical solutions and invasive care through a comprehensive ecosystem of products and services, including the Da Vinci Surgical and Ion Endoluminal systems. The stock benefited from strong procedural growth of existing placements and overall placement growth of new procedural systems. Additionally, the firm announced US Food and Drug Administration (FDA) approval of its newest DaVinci robotics system. We have owned Intuitive Surgical since the Fund’s inception based on its unique and attractive robotic surgical device product set coupled with effective management as evidenced by its profitability. We maintained the Fund’s position during the 12-month period. The primary drivers of the Fund’s positive relative performance in the healthcare sector were Intuitive Surgical, Align Technology Inc., and Mettler-Toledo International Inc.

3

Portfolio management review

Delaware Mid Cap Growth Equity Fund

The consumer discretionary sector, a relative market weight in the Fund, was the largest relative detractor from performance during the fiscal year. BorgWarner Inc. is an out-of-benchmark holding that provides technology solutions for combustion, hybrid, and electric vehicles (EVs). Our thesis for the stock revolved around the broadening of its offering platform from combustion engines only to hybrid and EV. However, price action in the stock did not reflect this broader, multi-channel platform offering, in our view. While we have held the position for several years, we made the decision during the period to sell out of it fully. The Fund’s largest relative detractors in consumer discretionary were BorgWarner, Foot Locker Inc., and Vail Resorts Inc.

The top five individual holdings that contributed to the Fund’s relative returns were Trex Co. Inc., Marvell Technology, CoStar Group Inc., Intuitive Surgical, and Martin Marietta Materials Inc.

The bottom five individual holdings that detracted from the Fund’s relative returns were MarketAxess Holdings Inc., Envista Holdings Corp., Paycom Software Inc., Foot Locker, and BorgWarner.

In the rapidly evolving landscape of investing, where new strategies and technologies emerge at a breakneck pace, the wisdom of Albert Einstein, “Out of complexity, find simplicity!” resonates more profoundly than ever. Amid the whirlwind of algorithmic trading, cryptocurrency speculation, macroeconomic results and commensurate Fed responses, and ever-shifting market dynamics, there appears to be a notable re-emergence of the importance of business fundamentals in pricing stocks. Investors, always captivated by the allure of quick gains through complex instruments, speculative assets, and bets on the direction and magnitude of Fed policy are rediscovering the enduring value of solid business models, healthy balance sheets, and strong cash flows.

This shift reflects a broader realization that, despite the noise and frenzy of market trends, the core principles of investing – analyzing a company’s fundamental strengths, understanding its competitive position, and assessing its potential for sustainable growth –remain the bedrock of our investment decisions. In essence, the return to business fundamentals is not a retreat from innovation but a reaffirmation that in the maze of financial complexity, simplicity often holds the key to lasting success.

4

Performance summary

Delaware Mid Cap Growth Equity Fund	March 31, 2024 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2024
	1 year	5 year	10 year	Lifetime
Class A (Est. March 27, 1986)
Excluding sales charge	+15.80%	+6.25%	+9.65%	—
Including sales charge	+9.12%	+5.00%	+9.01%	—
Class C (Est. November 28, 1995)
Excluding sales charge	+14.92%	+5.44%	+8.82%	—
Including sales charge	+13.92%	+5.44%	+8.82%	—
Class R (Est. June 2, 2003)
Excluding sales charge	+15.51%	+5.98%	+9.38%	—
Including sales charge	+15.51%	+5.98%	+9.38%	—
Institutional Class (Est. November 9, 1992)
Excluding sales charge	+16.07%	+6.51%	+9.92%	—
Including sales charge	+16.07%	+6.51%	+9.92%	—
Class R6 (Est. May 2, 2016)
Excluding sales charge	+16.20%	+6.60%	—	+10.50%
Including sales charge	+16.20%	+6.60%	—	+10.50%
Russell Midcap Growth Index*	+26.28%	+11.82%	+11.35%	—
Russell 2500 Growth Index (former benchmark)*	+21.12%	+9.39%	+9.56%	—

* The Fund changed its primary broad-based securities index to the Russell Midcap Growth Index as of April 28, 2023. The Fund elected to use the new index because it more closely reflects the Fund’s current investment strategies.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. The Board of Trustees (Board) has adopted a formula for

5

Performance summary

Delaware Mid Cap Growth Equity Fund

calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed within 12 months of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

6

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	1.15%	1.90%	1.40%	0.90%	0.81%
Net expenses (including fee waivers, if any)	1.04%	1.79%	1.29%	0.79%	0.71%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual
7

Performance summary

Delaware Mid Cap Growth Equity Fund

Performance of a $10,000 investment1

For the period March 31, 2014 through March 31, 2024

	Starting value	Ending value
Russell 2500 Growth Index (former benchmark)	$10,000	$29,308
Delaware Mid Cap Growth Equity Fund – Institutional Class shares	$10,000	$25,757
Russell Midcap Growth Index	$10,000	$24,908
Delaware Mid Cap Growth Equity Fund – Class A shares	$9,425	$23,686

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2014, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 9.

The graph also assumes $10,000 invested in the Russell Midcap Growth Index as of March 31, 2014. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one

8

cannot invest directly in an index. Past performance does not guarantee future results.

The price-to-earnings ratio (P/E ratio) is a valuation ratio of a company’s current share price compared to its earnings per share.

Generally, a high P/E ratio means that investors are anticipating higher growth in the future.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201
Class R6	DFZRX	24610A505
9

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2023 to March 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

10

Delaware Mid Cap Growth Equity Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period 10/1/23 to 3/31/24*
Actual Fund return†
Class A	$1,000.00	$1,223.00	1.04%	$5.78
Class C	1,000.00	1,218.30	1.79%	9.93
Class R	1,000.00	1,221.00	1.29%	7.16
Institutional Class	1,000.00	1,224.40	0.79%	4.39
Class R6	1,000.00	1,224.80	0.71%	3.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.04%	$5.25
Class C	1,000.00	1,016.05	1.79%	9.02
Class R	1,000.00	1,018.55	1.29%	6.51
Institutional Class	1,000.00	1,021.05	0.79%	3.99
Class R6	1,000.00	1,021.45	0.71%	3.59

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

11

Security type / sector allocations and top 10 equity holdings

Delaware Mid Cap Growth Equity Fund	As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.10%
Communication Services	5.24%
Consumer Discretionary	11.27%
Consumer Staples	2.29%
Financials	5.72%
Healthcare	24.34%
Industrials	16.88%
Information Technology*	26.97%
Materials	1.62%
Real Estate	4.77%
Short-Term Investments	1.17%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electrical Components & Equipments, Electronics, Office/Business Equipment, Semiconductors, and Software. As of March 31, 2024, such amounts, as a percentage of total net assets were 1.99%, 3.12%, 4.56%, 1.35%, 8.11%, and 7.84%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

12

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CoStar Group	4.77%
Pinterest Class A	2.96%
Monolithic Power Systems	2.79%
Dexcom	2.72%
Floor & Decor Holdings Class A	2.46%
MarketAxess Holdings	2.30%
Trade Desk Class A	2.28%
Pool	2.09%
Teradyne	2.03%
Crowdstrike Holdings Class A	1.99%
13

Schedule of investments

Delaware Mid Cap Growth Equity Fund	March 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.10%t
Communication Services — 5.24%
Pinterest Class A †	1,100,092	$38,140,189
Trade Desk Class A †	335,954	29,369,099
		67,509,288
Consumer Discretionary — 11.27%
Five Below †	34,577	6,271,576
Floor & Decor Holdings Class A †	245,103	31,770,251
Fox Factory Holding †	83,556	4,350,761
Levi Strauss & Co. Class A	776,919	15,530,611
Lululemon Athletica †	21,833	8,529,062
National Vision Holdings †	455,164	10,086,434
On Holding Class A †	632,864	22,390,728
Pool	66,658	26,896,503
Vail Resorts	87,035	19,394,009
		145,219,935
Consumer Staples — 2.29%
Brown-Forman Class B	311,266	16,067,551
Casey’s General Stores	25,741	8,197,222
Celsius Holdings †	63,922	5,300,412
		29,565,185
Financials — 5.72%
Blue Owl Capital	546,576	10,308,423
FactSet Research Systems	33,279	15,121,645
Kinsale Capital Group	22,806	11,967,221
LPL Financial Holdings	25,706	6,791,525
MarketAxess Holdings	134,973	29,592,830
		73,781,644
Healthcare — 24.34%
Agilent Technologies	127,242	18,514,983
Align Technology †	60,796	19,936,224
Bio-Techne	304,588	21,439,949
Cooper	207,364	21,039,152
Dexcom †	253,177	35,115,650
Edwards Lifesciences †	211,082	20,170,996
GE HealthCare Technologies	229,307	20,846,299
IDEXX Laboratories †	47,003	25,378,330
Inspire Medical Systems †	68,371	14,685,407
Intuitive Surgical †	60,974	24,334,114
Ionis Pharmaceuticals †	215,677	9,349,598
Mettler-Toledo International †	11,653	15,513,522
14

	Number of shares	Value (US $)
Common Stocks t (continued)
Healthcare (continued)
Repligen †	134,475	$24,732,642
Veeva Systems Class A †	103,246	23,921,066
West Pharmaceutical Services	47,257	18,700,068
		313,678,000
Industrials — 16.88%
A O Smith	218,225	19,522,409
Copart †	385,487	22,327,407
Fastenal	307,581	23,726,798
Generac Holdings †	168,264	21,224,821
HEICO Class A	157,902	24,307,434
Howmet Aerospace	285,163	19,513,704
Lincoln Electric Holdings	75,364	19,250,980
Rollins	352,491	16,309,759
Trex †	227,543	22,697,414
Westinghouse Air Brake Technologies	94,250	13,730,340
WillScot Mobile Mini Holdings †	320,480	14,902,320
		217,513,386
Information Technology — 26.97%
Coherent †	326,397	19,786,186
Crowdstrike Holdings Class A †	79,847	25,598,150
DoubleVerify Holdings †	363,443	12,778,656
HubSpot †	30,146	18,888,278
Keysight Technologies †	109,089	17,059,338
Lattice Semiconductor †	206,772	16,175,774
Microchip Technology	263,263	23,617,324
MongoDB †	41,504	14,884,995
Monolithic Power Systems	53,127	35,989,292
Novanta †	103,028	18,006,203
Onto Innovation †	14,035	2,541,458
Teradyne	231,729	26,145,983
Trimble †	341,101	21,953,260
Tyler Technologies †	57,346	24,372,623
Universal Display	132,209	22,270,606
Workday Class A †	56,538	15,420,739
Workiva †	173,227	14,689,650
Zebra Technologies Class A †	57,870	17,444,333
		347,622,848
Materials — 1.62%
Martin Marietta Materials	33,903	20,814,408
		20,814,408
15

Schedule of investments

Delaware Mid Cap Growth Equity Fund

	Number of shares	Value (US $)
Common Stocks t (continued)
Real Estate — 4.77%
CoStar Group †	636,936	$61,528,017
		61,528,017
Total Common Stocks (cost $1,067,258,541)		1,277,232,711

Short-Term Investments — 1.17%
Money Market Mutual Funds — 1.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	3,778,367	3,778,367
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	3,778,367	3,778,367
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	3,778,367	3,778,367
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	3,778,367	3,778,367
Total Short-Term Investments (cost $15,113,468)		15,113,468
Total Value of Securities—100.27% (cost $1,082,372,009)		$1,292,346,179
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities

Delaware Mid Cap Growth Equity Fund	March 31, 2024
Assets:
Investments, at value*	$1,292,346,179
Cash	64,162
Receivable for fund shares sold	3,581,550
Receivable for securities sold	790,976
Dividends receivable	398,243
Prepaid expenses	88,443
Other assets	27,856
Total Assets	1,297,297,409
Liabilities:
Payable for fund shares redeemed	4,554,814
Payable for securities purchased	1,835,258
Investment management fees payable to affiliates	1,344,918
Other accrued expenses	403,533
Distribution fees payable to affiliates	184,242
Administration expenses payable to affiliates	69,273
Total Liabilities	8,392,038
Total Net Assets	$1,288,905,371

Net Assets Consist of:
Paid-in capital	$2,007,107,211
Total distributable earnings (loss)	(718,201,840)
Total Net Assets	$1,288,905,371
17

Statement of assets and liabilities

Delaware Mid Cap Growth Equity Fund

Net Asset Value

Class A:
Net assets	$705,854,936
Shares of beneficial interest outstanding, unlimited authorization, no par	41,520,516
Net asset value per share	$17.00
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.04

Class C:
Net assets	$37,515,565
Shares of beneficial interest outstanding, unlimited authorization, no par	1,851,749
Net asset value per share	$20.26

Class R:
Net assets	$8,150,546
Shares of beneficial interest outstanding, unlimited authorization, no par	594,886
Net asset value per share	$13.70

Institutional Class:
Net assets	$489,907,680
Shares of beneficial interest outstanding, unlimited authorization, no par	16,147,356
Net asset value per share	$30.34

Class R6:
Net assets	$47,476,644
Shares of beneficial interest outstanding, unlimited authorization, no par	1,553,550
Net asset value per share	$30.56

*Investments, at cost	$1,082,372,009

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations

Delaware Mid Cap Growth Equity Fund	Year ended March 31, 2024
Investment Income:
Dividends	$7,059,232

Expenses:
Management fees	9,592,210
Distribution expenses — Class A	1,713,003
Distribution expenses — Class C	408,090
Distribution expenses — Class R	42,298
Dividend disbursing and transfer agent fees and expenses	1,338,730
Accounting and administration expenses	223,620
Trustees’ fees and expenses	59,534
Registration fees	48,280
Legal fees	41,203
Audit and tax fees	36,939
Reports and statements to shareholders expenses	11,176
Custodian fees	2,258
Other	19,128
13,536,469
Less expenses waived	(67,362)
Less expenses paid indirectly	(1,179)
Total operating expenses	13,467,928
Net Investment Income (Loss)	(6,408,696)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	27,031,271
Net change in unrealized appreciation (depreciation) on investments	171,070,226
Net Realized and Unrealized Gain (Loss)	198,101,497
Net Increase (Decrease) in Net Assets Resulting from Operations	$191,692,801

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets

Delaware Mid Cap Growth Equity Fund

	Year ended
	3/31/24	3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(6,408,696)	$(17,406,025)
Net realized gain (loss)	27,031,271	(874,812,504)
Net change in unrealized appreciation (depreciation)	171,070,226	48,250,778
Net increase (decrease) in net assets resulting from operations	191,692,801	(843,967,751)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(151,716,634)
Class C	—	(8,955,517)
Class R	—	(2,134,749)
Institutional Class	—	(94,231,570)
Class R6	—	(14,384,922)
	—	(271,423,392)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	22,257,700	54,308,294
Class C	2,533,892	4,644,350
Class R	1,412,559	1,994,786
Institutional Class	96,101,705	331,245,800
Class R6	35,487,351	89,920,079

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	148,089,295
Class C	—	8,884,249
Class R	—	2,131,021
Institutional Class	—	86,219,261
Class R6	—	14,076,940
	157,793,207	741,514,075
20

	Year ended
	3/31/24	3/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(138,833,908)	$(204,654,116)
Class C	(16,469,833)	(25,485,239)
Class R	(3,293,856)	(2,806,713)
Institutional Class	(306,852,517)	(843,256,566)
Class R6	(94,862,908)	(83,527,953)
	(560,313,022)	(1,159,730,587)
Decrease in net assets derived from capital share transactions	(402,519,815)	(418,216,512)
Net Decrease in Net Assets	(210,827,014)	(1,533,607,655)

Net Assets:
Beginning of year	1,499,732,385	3,033,340,040
End of year	$1,288,905,371	$1,499,732,385

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights

Delaware Mid Cap Growth Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

22

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$14.68	$25.06	$43.06	$21.93	$23.85

(0.08)	(0.18)	(0.37)	(0.38)	(0.26)
2.40	(6.65)	(7.51)	25.13	(0.58)
2.32	(6.83)	(7.88)	24.75	(0.84)

—	(3.55)	(10.12)	(3.62)	(1.08)
—	(3.55)	(10.12)	(3.62)	(1.08)

$17.00	$14.68	$25.06	$43.06	$21.93

15.80%[3]	(27.22%)	(21.65%)	113.53%	(3.96%)

$705,855	$722,895	$1,212,013	$1,773,669	$805,989
1.09%	1.15%	1.04%	1.05%	1.10%
1.09%	1.15%	1.04%	1.05%	1.10%
(0.57%)	(1.05%)	(1.01%)	(1.01%)	(1.04%)
(0.57%)	(1.05%)	(1.01%)	(1.01%)	(1.04%)
24%	133%[5]	81%	79%	113%
23

Financial highlights

Delaware Mid Cap Growth Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	On September 9, 2022, the Fund declared a 10 for 1 reverse stock split for Class C. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

24

Year ended
3/31/24	3/31/23[1]	3/31/22[1]	3/31/21[1]	3/31/20[1]
$17.63	$29.30	$149.00	$88.10	$102.60

(0.24)	(0.07)	(1.40)	(2.50)	(1.90)
2.87	(8.05)	(17.10)	99.60	(1.80)
2.63	(8.12)	(18.50)	97.10	(3.70)

—	(3.55)	(101.20)	(36.20)	(10.80)
—	(3.55)	(101.20)	(36.20)	(10.80)
$20.26	$17.63	$29.30	$149.00	$88.10

14.92%[4]	(27.72%)	(22.33%)	111.78%	(4.63%)

$37,515	$46,273	$93,375	$173,533	$63,090
1.84%	1.90%	1.79%	1.80%	1.85%
1.84%	1.90%	1.79%	1.80%	1.85%
(1.32%)	(1.80%)	(1.77%)	(1.76%)	(1.79%)
(1.32%)	(1.80%)	(1.77%)	(1.76%)	(1.79%)
24%	133%[6]	81%	79%	113%
25

Financial highlights

Delaware Mid Cap Growth Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$11.86	$21.24	$38.27	$19.74	$21.62

(0.10)	(0.18)	(0.41)	(0.43)	(0.29)
1.94	(5.65)	(6.50)	22.58	(0.51)
1.84	(5.83)	(6.91)	22.15	(0.80)

—	(3.55)	(10.12)	(3.62)	(1.08)
—	(3.55)	(10.12)	(3.62)	(1.08)

$13.70	$11.86	$21.24	$38.27	$19.74

15.51%[3]	(27.43%)	(21.84%)	112.94%	(4.18%)

$8,150	$8,864	$13,230	$18,905	$8,477
1.34%	1.40%	1.29%	1.30%	1.35%
1.34%	1.40%	1.29%	1.30%	1.35%
(0.82%)	(1.30%)	(1.27%)	(1.26%)	(1.29%)
(0.82%)	(1.30%)	(1.27%)	(1.26%)	(1.29%)
24%	133%[5]	81%	79%	113%
27

Financial highlights

Delaware Mid Cap Growth Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

28

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$26.14	$40.71	$62.88	$31.14	$33.35

(0.08)	(0.23)	(0.43)	(0.43)	(0.28)
4.28	(10.79)	(11.62)	35.79	(0.85)
4.20	(11.02)	(12.05)	35.36	(1.13)

—	(3.55)	(10.12)	(3.62)	(1.08)
—	(3.55)	(10.12)	(3.62)	(1.08)

$30.34	$26.14	$40.71	$62.88	$31.14

16.07%[3]	(27.05%)	(21.45%)	114.04%	(3.70%)

$489,908	$627,320	$1,590,990	$2,959,703	$706,785
0.84%	0.90%	0.79%	0.80%	0.85%
0.84%	0.90%	0.79%	0.80%	0.85%
(0.32%)	(0.80%)	(0.76%)	(0.76%)	(0.79%)
(0.32%)	(0.80%)	(0.76%)	(0.76%)	(0.79%)
24%	133%[5]	81%	79%	113%
29

Financial highlights

Delaware Mid Cap Growth Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment loss to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

30

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$26.30	$40.90	$63.08	$31.21	$33.40

(0.07)	(0.20)	(0.38)	(0.41)	(0.25)
4.33	(10.85)	(11.68)	35.90	(0.86)
4.26	(11.05)	(12.06)	35.49	(1.11)

—	(3.55)	(10.12)	(3.62)	(1.08)
—	(3.55)	(10.12)	(3.62)	(1.08)

$30.56	$26.30	$40.90	$63.08	$31.21

16.20%[3]	(26.99%)	(21.39%)	114.20%	(3.63%)

$47,477	$94,380	$123,731	$144,385	$17,446
0.77%	0.81%	0.71%	0.73%	0.77%
0.77%	0.81%	0.71%	0.73%	0.77%
(0.25%)	(0.71%)	(0.69%)	(0.69%)	(0.71%)
(0.25%)	(0.71%)	(0.69%)	(0.69%)	(0.71%)
24%	133%[5]	81%	79%	113%
31

Notes to financial statements

Delaware Mid Cap Growth Equity Fund	March 31, 2024

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 9 funds. These financial statements and the related notes pertain to Delaware Mid Cap Growth Equity Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make

32

the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2024, and for all open tax years (years ended March 31, 2021–March 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Taxable non-cash dividends are recorded as dividend income. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

33

Notes to financial statements

Delaware Mid Cap Growth Equity Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective July 31, 2023, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.71% of the Fund’s Class R6 shares’ average daily net assets through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly. Prior to July 31, 2023, the Fund had no expense limitation.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from July 1, 2023 through July 30, 2024, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.04%	1.79%	1.29%	0.79%	0.71%

DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the

34

aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2024, the Fund paid $52,758 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2024, the Fund paid $88,544 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended March 31, 2024, the Fund paid $36,541 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

35

Notes to financial statements

Delaware Mid Cap Growth Equity Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the year ended March 31, 2024, DDLP earned $22,125 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2024, DDLP received gross CDSC commissions of $1,475 and $3,487 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the year ended March 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$329,329,395
Sales	742,531,002

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$1,090,280,735
Aggregate unrealized appreciation of investments	$252,388,089
Aggregate unrealized depreciation of investments	(50,322,645)
Net unrealized appreciation of investments	$202,065,444

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s

36

own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2024:

Level 1
Securities
Assets:
Common Stocks	$1,277,232,711
Short-Term Investments	15,113,468
Total Value of Securities	$1,292,346,179

During the year ended March 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of March 31, 2024, there were no Level 3 investments.

37

Notes to financial statements

Delaware Mid Cap Growth Equity Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended March 31, 2024. The tax character of dividends and distributions paid during the year ended March 31, 2023 were as follows:

Year ended 3/31/23
Long-term capital gains	$271,423,392

5. Components of Net Assets on a Tax Basis

As of March 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,007,107,211
Qualified late year loss deferrals	(1,642,853)
Capital loss carryforwards	(918,624,431)
Unrealized appreciation of investments	202,065,444
Net assets	$1,288,905,371

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent ordinary losses realized from January 1, 2024 through March 31, 2024 and capital losses realized from November 1, 2023 through March 31, 2024, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2024, the adjustments were to increase total distributable earnings and decrease paid-in capital by $7,323,474.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31,2024, the Fund utilized $24,349,852 of capital loss carryforwards.

At March 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$484,332,451	$434,291,980	$918,624,431
38

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/24	3/31/23
Shares sold:
Class A	1,493,790	3,117,196
Class C	142,507	1,079,197
Class R	116,807	146,119
Institutional Class	3,631,926	11,667,002
Class R6	1,328,099	3,182,856

Shares issued upon reinvestment of dividends and distributions:
Class A	—	10,115,139
Class C	—	503,928
Class R	—	179,985
Institutional Class	—	3,309,761
Class R6	—	537,083
	6,713,129	33,838,266

Shares from reverse stock split:
Class C	—	(24,760,404)[1]

Shares redeemed:
Class A	(9,211,770)	(12,348,914)
Class C	(915,695)	(6,048,561)
Class R	(269,198)	(201,708)
Institutional Class	(11,486,452)	(30,056,623)
Class R6	(3,362,559)	(3,156,966)
	(25,245,674)	(76,573,176)
Net decrease	(18,532,545)	(42,734,910)
[1]	On September 9, 2022, the Fund declared a 10 for 1 reverse stock split for Class C.
39

Notes to financial statements

Delaware Mid Cap Growth Equity Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous page and on the “Statements of changes in net assets.” For the years ended March 31, 2024 and 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Year ended
3/31/24	60,983	18,469	25,664	29,695	29,528	25,913	$1,937,681
3/31/23	372,204	25,720	248,869	13,906	214,913	241,328	12,198,688

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of March 31, 2024, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the

40

subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

41

Notes to financial statements

Delaware Mid Cap Growth Equity Fund

8. Securities Lending (continued)

At March 31, 2024, the Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the information technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2024, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown.

42

However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Reorganization

On January 16, 2024, the Board approved the reorganization of the Fund below into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund
Delaware Mid Cap Growth Equity Fund, a series of the Trust	Delaware Ivy Mid Cap Growth Fund, a series of Ivy Funds

Acquired Fund shareholders approved the Reorganization at a special shareholder meeting held on May 6, 2024.

The Reorganization is anticipated to occur on or about June 7, 2024.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

43

Report of independent registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Mid Cap Growth Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Mid Cap Growth Equity Fund (one of the funds constituting Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 28, 2024

We have served as the auditor of one or more Macquarie investment companies since 2010.

44

Other Fund information (Unaudited)

Delaware Mid Cap Growth Equity Fund

Proxy Results

At a special shareholder meeting held on May 6, 2024, Fund shareholders approved the reorganization of the Fund into Delaware Ivy Mid Cap Growth Equity Fund. The results of the voting at the meeting were as follows:

For	Against	Abstain
25,961,094	1,056,342	5,998,625

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

45

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	89	Macquarie Asset Management[3] (2015–Present) -Head of Equities & Multi-Asset (2023–Present) -Head of Americas of Macquarie Group (2017–Present) -Global Head of Public Investments (2019–2023)	None
46

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	89	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	89	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)
47

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	89	Private Investor
(2011–Present)
State Street Bank and
Trust Company
(1996-2011)
-Executive Vice President
of Enterprise Risk
Management and
Emerging Economies
Strategy; and Chief Risk
and Corporate
				Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	89	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)
48

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	89	Drexel University -President (2010–Present)	Federal Reserve
Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income
Trust, Inc. (2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)
49

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	89	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and
Dean, College of Law
(2010–2019)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)
50

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	89	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc.
(biotechnology) (2021-Present)
Recology (resource recovery)
(2021-2023)
Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy Funds Complex (2019-2021)
51

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	89	Banco Itaú International -Chief Executive Officer (2012–2016) US Trust Bank of America Private Wealth Management -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present)
Florida Chapter of National
Association of Corporate
Directors (2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment
Group Inc. (REIT) (2021)
Carrizo Oil & Gas, Inc.
					(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	89	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)
52

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	89	Gore Creek
Capital, Ltd.
-Chief Executive Officer
and President
(2009–Present)
Capital Z Asset
Management
-Chief Executive Officer
(2008-2009)
California Public
Employees’ Retirement
System (CalPERS)
-Senior Investment
Officer of Global Equity
(2002-2008)	The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven
Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
					(2008–2022)

Officers

David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	89	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]
53

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	89	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	89	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None[5]

1 “Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ investment advisor.

3 Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds’ investment advisor, principal underwriter, and transfer agent.

4 Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

54

5 David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Connor also serves as Senior Vice President and Assistant Secretary for the three portfolios of the Macquarie ETF Trust, which have the same investment manager as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and as Senior Vice President and Treasurer for the Macquarie ETF Trust. Mr. Salus serves in a similar capacity for the Macquarie ETF Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

55

Annual report

US equity mutual fund

Delaware Small Cap Growth Fund

March 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Small Cap Growth Fund	March 31, 2024 (Unaudited)
Performance preview (for the year ended March 31, 2024)
Delaware Small Cap Growth Fund (Institutional Class shares)	1-year return	+23.94%	*
Delaware Small Cap Growth Fund (Class A shares)	1-year return	+23.58%
Russell 2000® Growth Index (benchmark)	1-year return	+20.35%

Past performance does not guarantee future results.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles.

For complete, annualized performance for Delaware Small Cap Growth Fund, please see the table on page 5. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks long-term capital appreciation.

Significant Fund event

On January 16, 2024, the Boards of Trustees of Delaware Group Equity Funds IV and Ivy Funds approved the reorganization of Delaware Small Cap Growth Fund (Acquired Fund) into Delaware Ivy Small Cap Growth Fund (Acquiring Fund). It is currently expected that the reorganization will be completed in the second quarter of 2024 subject to the approval of the reorganization by the Acquired Fund shareholders. The Acquired Fund will close to purchases and exchanges into the Acquiring Fund for both new and existing shareholders one week before the reorganization date.

Market review

The Russell 2000 Growth Index generated a positive, if uneven, return in the Fund’s fiscal year ended March 31, 2024. The index was down for the year as late as mid-November but staged a rather explosive rally from that

The Fund's strategy broadened during the period we managed it to include more exposure to what we view as attractive growth companies in sectors such as industrials, communication services, financials, and energy.
1

Portfolio management review

Delaware Small Cap Growth Fund

point through the fiscal year end. The benchmark, and small-cap stocks in general, lagged the returns of mid-cap and large-cap stocks, the latter driven by a select few large technology companies that dominated returns during the period.

It was another roller coaster year for small-cap stocks, which were influenced by changes in interest rates, particularly the yield on 10-year US Treasury bonds, inflationary pressure on corporate earnings, and fear of a pending recession. The benchmark had a sustained upward move in the spring and mid-summer as earnings results proved resilient and bond yields were range-bound. The scenario changed in the third quarter, however, as bond yields rose sharply and small-cap stocks corrected significantly. The 10-year Treasury peaked at 5% in October, corresponding with a low point for the Russell 2000 Growth Index.

Inflation subsequently eased, and investors began discounting an end to US Federal Reserve interest rate hikes and the prospect of rate reductions in 2024, fueling a powerful rally through the end of the fiscal year. In the small-cap universe, the rally was led by a combination of biotechnology stocks, financials, crypto-related stocks, and heavy-cyclical companies, creating a challenging environment for high-quality growth-stock managers. The rally broadened in early 2024 to include traditional growth companies. That said, the small-cap index return was heavily influenced by the incredible 244% gain of the benchmark’s largest company, Super Micro Computer Inc.

Source: Bloomberg, unless noted otherwise.

Within the Fund

For the fiscal period ending March 31, 2024, Delaware Small Cap Growth Fund posted a positive return, outperforming its benchmark, the Russell 2000 Growth Index. The Fund’s Class I shares gained 23.94%. The Fund’s Class A shares gained 23.58% at net asset value (NAV) and 16.42% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmark rose 20.35%. For complete, annualized performance of Delaware Small Cap Growth Fund, please see the table on page 5.

The Fund outperformed the benchmark led by strong stock selection in the consumer discretionary, staples, and energy sectors, as well as positive allocation effect through overweight positions in technology, financials, and industrials and underweight positions in utilities and healthcare. The Fund’s overall performance for the fiscal year was briefly affected by a sharp period of underperformance at calendar year-end. The rally during this period had a very low quality, speculative bias. Looking at the benchmark in quintiles during the December rally, we see that the smallest companies significantly outperformed larger companies, with the lowest return on equity (ROE) quintile significantly outperforming the highest ROE group. Companies with no earnings were the leading performers, and stocks with low price-to-earnings (P/E) ratios were the leading performers among those companies with earnings. Historically, these types of rallies tend to be short-lived, which indeed was the case as the market environment changed during early 2024. Accordingly, the Fund staged a strong rally in the last quarter of the fiscal year, which in combination with earlier gains during the year led to its ultimate outperformance.

On a sector basis, consumer discretionary, staples, materials, energy, and industrials were the largest contributors to performance, while information technology (IT), healthcare,

2

and communication services were the largest detractors. In the consumer staples sector, elf Beauty Inc. and BellRing Brands Inc. were among the Fund’s most significant contributors, while Chef’s Warehouse (which was sold) was a modest detractor. Large market share gains are driving the success of elf in the mass market beauty category, while BellRing’s protein shakes and powders are resonating with consumers to drive strong sales and earnings gains. Wingstop Inc., Red Rock Resorts Inc., Abercrombie & Fitch Co., and Meritage Homes Corp. drove outperformance in the consumer discretionary sector. Strong earnings reports and healthy outlooks were the common thread for these stocks. Visteon Corp. and Fox Factory Holding Corp. detracted modestly in the sector and were sold during the reporting period.

ATI Inc., the Fund's sole position in the small materials sector, contributed for the year. Energy, another small sector in the Fund, gained strongly from Weatherford International PLC and SM Energy Co., a position which we exited. There were no significant detractors in this sector.

Commercial activity in many industrial segments benefited from the renormalization of the economy, reshoring, economic stimulus, and the failure of a much-anticipated recession to materialize. Aerospace and defense, building supplies, machinery, distributors, and transportation were just some of the industrial segments generating more than 20% in returns during the fiscal year, enabling the Fund to outperform the benchmark. The Fund benefited from advantageous stock selection in the industrials sector. Federal Signal Corp., Parsons Corp., and Clean Harbors Inc. enabled the Fund to stay ahead even against a second-half cyclical surge propelled by declining interest rates and economic stimulus.

Parsons is one of the Fund’s largest holdings, and the company continues to look attractive to us given its success and exposure to worldwide infrastructure and government spending.

Among sectors, IT detracted the most from performance. Disappointing earnings results put pressure on several stocks, including Belden Inc., Calix Inc., and Allegro MicroSystems Inc. We exited our positions in Belden and Calix. Performance in the sector also suffered as Super Micro Computer and MicroStrategy Inc., two of the benchmark’s largest weightings, posted sharp gains. The Fund owns Super Micro but at a lower weighting than the benchmark. The Fund did not own MicroStrategy, which is a speculative play on bitcoin pricing. On the positive side of the ledger, gains from CyberArk Software Ltd. and Onto Innovation Inc. were not sufficient to offset the shortfalls mentioned above.

The healthcare sector also detracted from Fund performance during the fiscal year, as the overall sector declined and our underweight of the biotechnology subsector proved especially detrimental. Biotech outperformed with a massive 24% return during just the month of December. A combination of acquisition activity, risk-on investor appetite, and a late drop in interest rates benefited biotech more than other healthcare segments. That trend subsided somewhat during the fiscal fourth quarter, but biotech continued to outperform every other segment of healthcare. The Fund remained underweight biotechnology due to the binary nature and typical unprofitability of the segment, resulting in underperformance relative to the benchmark. Historically, we have found that holding other healthcare stocks with similar growth characteristics as biotech but with less-extreme volatility has

3

Portfolio management review

Delaware Small Cap Growth Fund

been successful. While we think that will potentially once again be the case, it was an unfavorable position to take during the Fund’s fiscal year.

Adverse stock selection also caused underperformance in the sector due in part to cautious stock picking and from surprisingly poor execution on the part of some holdings. Two of the largest detractors, InMode Ltd. and Harmony Biosciences Holdings Inc., were hurt by disappointing sales and missed clinical results. Looking at a couple of the stronger performers, Vericel Corp. experienced a strong post-COVID-19 rebound in procedures for its monopolistic cartilage repair system, and Insmed Inc. had continued success with currently marketed products and its advancing pipeline.

Following the strong rebound at the end of the fiscal year, we think the Fund is well positioned. We believe there are a several favorable trends driving growth for small-caps. These include growing demand for cybersecurity solutions; rapid development of artificial intelligence (AI) applications and the substantial infrastructure spending required to support that growth; a rebound in healthcare spending; an initial public offering (IPO) window that is opening along with an increase in mergers and acquisitions; continued consumer spending on goods, services, and experiences; and government stimulus programs supporting the industrials sector.

4

Performance summary
Delaware Small Cap Growth Fund	March 31, 2024 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2024
	1 year	5 year	Lifetime
Class A (Est. June 30, 2016)
Excluding sales charge	+23.58%	+7.92%	+13.76%
Including sales charge	+16.42%	+6.65%	+12.89%
Class C (Est. June 30, 2016)
Excluding sales charge	+22.69%	+7.09%	+12.90%
Including sales charge	+21.69%	+7.09%	+12.90%
Class R (Est. June 30, 2016)
Excluding sales charge	+23.19%*	+7.63%	+13.46%
Including sales charge	+23.19%	+7.63%	+13.46%
Institutional Class (Est. June 30, 2016)
Excluding sales charge	+23.94%*	+8.17%	+14.03%
Including sales charge	+23.94%	+8.17%	+14.03%
Russell 2000 Growth Index	+20.35%	+7.38%	+10.01%**

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles.

**The benchmark lifetime returns are calculated using the Fund’s inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service (12b-1) fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if

5

Performance summary

Delaware Small Cap Growth Fund

redeemed within 12 months of purchase. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no 12b-1 fee.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. The expense ratios below may differ from the expense ratios in the “Financial highlights” since they are based on different time periods and the expense ratios in the prospectus include acquired fund fees and expenses, if any. See Note 2 in “Notes to financial statements” for additional details. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.37%	2.12%	1.62%	1.12%
Net expenses (including fee waivers, if any)	1.14%	1.89%	1.39%	0.89%
Type of waiver	Contractual	Contractual	Contractual	Contractual
6

Performance of a $10,000 investment1

For the period June 30, 2016 (Fund’s inception) through March 31, 2024

	Starting value	Ending value
Delaware Small Cap Growth Fund — Institutional Class shares	$10,000	$27,671
Delaware Small Cap Growth Fund — Class A shares	$9,425	$25,598
Russell 2000 Growth Index	$10,000	$20,959

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on June 30, 2016, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 8.

The graph also assumes $10,000 invested in the Russell 2000 Growth Index as of June 30, 2016. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the US equity universe.

It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

The price-to-earnings ratio (P/E ratio) is a valuation ratio of a company's current share price compared to its earnings per share. Generally, a high P/E ratio means that investors are anticipating higher growth in the future.

7

Performance summary
Delaware Small Cap Growth Fund

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DSGDX	24610A604
Class C	DSGEX	24610A703
Class R	DSGFX	24610A885
Institutional Class	DSGGX	24610A802
8

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2023 to March 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period 10/1/23 to 3/31/24*
Actual Fund return†
Class A	$1,000.00	$1,201.60	1.14%	$6.27
Class C	1,000.00	1,197.40	1.89%	10.38
Class R	1,000.00	1,200.90	1.39%	7.65
Institutional Class	1,000.00	1,204.50	0.89%	4.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.14%	$5.76
Class C	1,000.00	1,015.55	1.89%	9.52
Class R	1,000.00	1,018.05	1.39%	7.01
Institutional Class	1,000.00	1,020.55	0.89%	4.50

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange -traded funds, in which it invests. The table above does not reflect the expenses of any Underlying Funds.

10

Security type / sector allocations and top 10 equity holdings
Delaware Small Cap Growth Fund	As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.21%
Communication Services	1.06%
Consumer Discretionary	15.17%
Consumer Staples	4.73%
Energy	2.20%
Financials	5.56%
Healthcare	20.92%
Industrials	22.14%
Information Technology	23.33%
Materials	2.10%
Exchange-Traded Fund	1.54%
Short-Term Investments	1.52%
Total Value of Securities	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CyberArk Software	3.99%
Parsons	2.48%
Federal Signal	2.36%
Vericel	2.36%
Sprout Social Class A	2.31%
Progyny	2.29%
Red Rock Resorts Class A	2.24%
Wingstop	2.15%
ATI	2.11%
CBIZ	2.07%
11

Schedule of investments
Delaware Small Cap Growth Fund	March 31, 2024
	Number of shares	Value (US $)
Common Stocks — 97.21%
Communication Services — 1.06%
IMAX †	72,926	$1,179,213
		1,179,213
Consumer Discretionary — 15.17%
Abercrombie & Fitch Class A †	15,540	1,947,628
Acushnet Holdings	18,548	1,223,241
First Watch Restaurant Group †	43,176	1,062,993
Installed Building Products	6,582	1,702,961
Light & Wonder †	16,068	1,640,382
Meritage Homes	10,889	1,910,584
Modine Manufacturing †	5,373	511,456
Red Rock Resorts Class A	41,364	2,474,394
Texas Roadhouse	12,531	1,935,664
Wingstop	6,483	2,375,371
		16,784,674
Consumer Staples — 4.73%
BellRing Brands †	31,943	1,885,595
elf Beauty †	10,843	2,125,553
MGP Ingredients	14,150	1,218,740
		5,229,888
Energy — 2.20%
Cactus Class A	22,367	1,120,363
Weatherford International †	11,415	1,317,519
		2,437,882
Financials — 5.56%
Flywire †	74,485	1,847,973
Houlihan Lokey	16,675	2,137,568
Kinsale Capital Group	3,117	1,635,614
WisdomTree	57,425	527,736
		6,148,891
Healthcare — 20.92%
Acadia Healthcare †	18,265	1,446,953
ACADIA Pharmaceuticals †	19,837	366,786
ANI Pharmaceuticals †	11,122	768,864
Axsome Therapeutics †	15,891	1,268,102
CryoPort †	52,778	934,171
Encompass Health	16,399	1,354,229
Evolent Health Class A †	53,477	1,753,511
Halozyme Therapeutics †	19,119	777,761
Harmony Biosciences Holdings †	14,812	497,387
12

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
HealthEquity †	16,648	$1,358,976
Insmed †	44,783	1,214,963
Integer Holdings †	11,392	1,329,219
Intra-Cellular Therapies †	7,573	524,052
Madrigal Pharmaceuticals †	1,549	413,645
NeoGenomics †	55,184	867,492
Option Care Health †	44,526	1,493,402
Progyny †	66,293	2,529,078
TransMedics Group †	15,354	1,135,275
Vericel †	50,124	2,607,450
Viking Therapeutics †	6,135	503,070
		23,144,386
Industrials — 22.14%
ACV Auctions Class A †	59,489	1,116,609
AeroVironment †	11,568	1,773,143
CBIZ †	29,177	2,290,394
Clean Harbors †	11,155	2,245,613
Construction Partners Class A †	14,633	821,643
EnerSys	5,986	565,438
Federal Signal	30,748	2,609,583
Kirby †	15,399	1,467,833
Legalzoom.com †	95,049	1,267,954
NEXTracker Class A †	17,031	958,334
Parsons †	33,117	2,747,055
Paycor HCM †	62,971	1,224,156
SiteOne Landscape Supply †	10,425	1,819,684
Trex †	20,885	2,083,279
Verra Mobility †	60,317	1,506,115
		24,496,833
Information Technology — 23.33%
Advanced Energy Industries	10,074	1,027,347
Allegro MicroSystems †	7,426	200,205
Box Class A †	21,159	599,223
Braze Class A †	27,326	1,210,542
CyberArk Software †	16,608	4,411,583
Descartes Systems Group †	11,219	1,026,875
DoubleVerify Holdings †	57,603	2,025,321
Harmonic †	51,107	686,878
Instructure Holdings †	38,769	828,881
Monday.com †	6,840	1,544,951
13

Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Onto Innovation †	12,449	$2,254,265
OSI Systems †	1,518	216,801
Rambus †	28,086	1,735,996
Sprout Social Class A †	42,748	2,552,483
Super Micro Computer †	1,419	1,433,233
Tenable Holdings †	41,612	2,056,881
Varonis Systems †	42,456	2,002,649
		25,814,114
Materials — 2.10%
ATI †	45,540	2,330,282
		2,330,282
Total Common Stocks (cost $87,089,510)		107,566,163

Exchange-Traded Fund — 1.54%
iShares Russell 2000 Growth ETF	6,278	1,700,082
Total Exchange-Traded Fund (cost $1,640,126)		1,700,082

Short-Term Investments — 1.52%
Money Market Mutual Funds — 1.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	421,144	421,144
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	421,144	421,144
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	421,144	421,144
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	421,145	421,145
Total Short-Term Investments (cost $1,684,577)		1,684,577
Total Value of Securities—100.27% (cost $90,414,213)		$110,950,822
†	Non-income producing security.

Summary of abbreviations:

ETF – Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities
Delaware Small Cap Growth Fund	March 31, 2024
Assets:
Investments, at value*	$110,950,822
Cash	25,233
Receivable for securities sold	766,892
Receivable for fund shares sold	480,720
Prepaid expenses	37,491
Dividends receivable	23,683
Other assets	1,460
Total Assets	112,286,301
Liabilities:
Payable for securities purchased	999,959
Payable for fund shares redeemed	368,600
Investment management fees payable to affiliates	176,075
Other accrued expenses	53,610
Administration expenses payable to affiliates	27,496
Distribution fees payable to affiliates	9,252
Total Liabilities	1,634,992
Total Net Assets	$110,651,309

Net Assets Consist of:
Paid-in capital	$163,074,869
Total distributable earnings (loss)	(52,423,560)
Total Net Assets	$110,651,309
15

Statement of assets and liabilities

Delaware Small Cap Growth Fund

Net Asset Value

Class A:
Net assets	$22,188,402
Shares of beneficial interest outstanding, unlimited authorization, no par	2,044,798
Net asset value per share	$10.85
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.51

Class C:
Net assets	$4,623,248
Shares of beneficial interest outstanding, unlimited authorization, no par	464,724
Net asset value per share	$9.95

Class R:
Net assets	$1,565,694
Shares of beneficial interest outstanding, unlimited authorization, no par	148,817
Net asset value per share	$10.52

Institutional Class:
Net assets	$82,273,965
Shares of beneficial interest outstanding, unlimited authorization, no par	7,395,447
Net asset value per share	$11.12

*Investments, at cost	$90,414,213

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware Small Cap Growth Fund	Year ended March 31, 2024
Investment Income:
Dividends	$456,262

Expenses:
Management fees	885,934
Distribution expenses — Class A	50,106
Distribution expenses — Class C	43,756
Distribution expenses — Class R	6,598
Registration fees	57,371
Dividend disbursing and transfer agent fees and expenses	43,441
Reports and statements to shareholders expenses	40,959
Accounting and administration expenses	37,585
Audit and tax fees	27,674
Legal fees	11,235
Custodian fees	8,903
Trustees’ fees and expenses	8,370
Other	12,743
1,234,675
Less expenses waived	(82,585)
Less expenses paid indirectly	(87)
Total operating expenses	1,152,003
Net Investment Income (Loss)	(695,741)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	9,993,567
Net change in unrealized appreciation (depreciation) on investments	14,726,384
Net Realized and Unrealized Gain (Loss)	24,719,951
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,024,210

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets

Delaware Small Cap Growth Fund

	Year ended
	3/31/24	3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(695,741)	$(1,453,535)
Net realized gain (loss)	9,993,567	(64,093,770)
Net change in unrealized appreciation (depreciation)	14,726,384	10,193,276
Net increase (decrease) in net assets resulting from operations	24,024,210	(55,354,029)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(7,296)
Class C	—	(1,719)
Class R	—	(425)
Institutional Class	—	(46,269)
	—	(55,709)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	5,331,545	11,847,661
Class C	748,775	1,150,239
Class R	84,554	154,607
Institutional Class	49,387,239	107,579,678

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	7,285
Class C	—	1,719
Class R	—	425
Institutional Class	—	45,457
	55,552,113	120,787,071
18

	Year ended
	3/31/24	3/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,921,006)	$(7,914,063)
Class C	(1,457,627)	(1,236,101)
Class R	(34,820)	(285,865)
Institutional Class	(80,849,240)	(151,198,327)
	(88,262,693)	(160,634,356)
Decrease in net assets derived from capital share transactions	(32,710,580)	(39,847,285)
Net Decrease in Net Assets	(8,686,370)	(95,257,023)

Net Assets:
Beginning of year	119,337,679	214,594,702
End of year	$110,651,309	$119,337,679

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$8.78	$11.84	$17.63	$9.23	$10.39

(0.07)	(0.10)	(0.19)	(0.21)	(0.13)
2.14	(2.96)	(3.51)	11.79	(0.88)
2.07	(3.06)	(3.70)	11.58	(1.01)

—	— [2]	(2.09)	(3.18)	(0.15)
—	— [2]	(2.09)	(3.18)	(0.15)

$10.85	$8.78	$11.84	$17.63	$9.23

23.58%[4]	(25.82%)[4]	(22.58%)	128.96%[4]	(9.93%)[4]

$22,188	$18,410	$19,180	$25,560	$2,053
1.14%	1.27%	1.28%	1.30%	1.30%
1.21%	1.37%	1.28%	1.31%	1.65%
(0.74%)	(1.18%)	(1.21%)	(1.21%)	(1.26%)
(0.81%)	(1.28%)	(1.21%)	(1.22%)	(1.61%)
101%	122%	115%	118%	139%
21

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$8.11	$11.01	$16.68	$8.88	$10.08

(0.13)	(0.16)	(0.29)	(0.32)	(0.20)
1.97	(2.74)	(3.29)	11.30	(0.85)
1.84	(2.90)	(3.58)	10.98	(1.05)

—	— [2]	(2.09)	(3.18)	(0.15)
—	— [2]	(2.09)	(3.18)	(0.15)

$9.95	$8.11	$11.01	$16.68	$8.88

22.69%[4]	(26.31%)[4]	(23.18%)	127.18%[4]	(10.64%)[4]

$4,623	$4,434	$6,155	$7,564	$773
1.89%	2.02%	2.03%	2.05%	2.05%
1.96%	2.12%	2.03%	2.06%	2.40%
(1.49%)	(1.93%)	(1.96%)	(1.96%)	(2.01%)
(1.56%)	(2.03%)	(1.96%)	(1.97%)	(2.36%)
101%	122%	115%	118%	139%
23

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$8.53	$11.53	$17.28	$9.10	$10.27

(0.09)	(0.12)	(0.23)	(0.23)	(0.16)
2.08	(2.88)	(3.43)	11.59	(0.86)
1.99	(3.00)	(3.66)	11.36	(1.02)

—	— [2]	(2.09)	(3.18)	(0.15)
—	— [2]	(2.09)	(3.18)	(0.15)

$10.52	$8.53	$11.53	$17.28	$9.10

23.33%[4]	(25.99%)[4]	(22.82%)	128.36%[4]	(10.15%)[4]

$1,566	$1,225	$1,851	$2,975	$1,120
1.39%	1.52%	1.53%	1.55%	1.55%
1.46%	1.62%	1.53%	1.56%	1.90%
(0.99%)	(1.43%)	(1.46%)	(1.46%)	(1.51%)
(1.06%)	(1.53%)	(1.46%)	(1.47%)	(1.86%)
101%	122%	115%	118%	139%
25

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Year ended
3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
$8.98	$12.07	$17.89	$9.33	$10.47

(0.05)	(0.08)	(0.15)	(0.15)	(0.11)
2.19	(3.01)	(3.58)	11.89	(0.88)
2.14	(3.09)	(3.73)	11.74	(0.99)

—	— [2]	(2.09)	(3.18)	(0.15)
—	— [2]	(2.09)	(3.18)	(0.15)

$11.12	$8.98	$12.07	$17.89	$9.33

23.83%[4]	(25.58%)[4]	(22.42%)	129.33%[4]	(9.66%)[4]

$82,274	$95,269	$187,409	$142,615	$58,923
0.89%	1.02%	1.03%	1.05%	1.05%
0.96%	1.12%	1.03%	1.06%	1.40%
(0.49%)	(0.93%)	(0.96%)	(0.96%)	(1.01%)
(0.56%)	(1.03%)	(0.96%)	(0.97%)	(1.36%)
101%	122%	115%	118%	139%
27

Notes to financial statements
Delaware Small Cap Growth Fund	March 31, 2024

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 9 funds. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions

28

are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2024, and for all open tax years (years ended March 31, 2021–March 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than

29

Notes to financial statements

Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

$1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on next $5.5 billion and 0.575% on average daily net assets in excess of $8.0 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund's average daily net assets from April 1, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2023 through July 30, 2024, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
1.14%	1.89%	1.39%	0.89%

DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023,

30

DIFSC's annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2024, the Fund paid $8,232 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2024, the Fund paid $7,695 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended March 31, 2024, the Fund paid $3,142 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2024, DDLP earned $6,644 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2024, DDLP received gross CDSC commissions of $1,202 and $146 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

31

Notes to financial statements

Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the year ended March 31, 2024, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2024, the Fund engaged in Rule 17a-7 securities purchases of $26,910. There were no Rule 17a-7 securities sales during the year ended March 31, 2024.

3. Investments

For the year ended March 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$116,999,628
Sales	148,224,323

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$91,046,787
Aggregate unrealized appreciation of investments	$23,378,315
Aggregate unrealized depreciation of investments	(3,474,280)
Net unrealized appreciation of investments	$19,904,035

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from

32

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2024:

Level 1
Securities
Assets:
Common Stocks	$107,566,163
Exchange-Traded Fund	1,700,082
Short-Term Investments	1,684,577
Total Value of Securities	$110,950,822

During the year ended March 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

33

Notes to financial statements

Delaware Small Cap Growth Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of March 31, 2024, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended March 31, 2024. The tax character of dividends and distributions paid during the year ended March 31, 2023 were as follows:

Year ended
3/31/23
Long-term capital gains	$55,709

5. Components of Net Assets on a Tax Basis

As of March 31, 2024, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$163,074,869
Qualified late year loss deferrals	(148,156)
Capital loss carryforwards	(72,179,439)
Unrealized appreciation (depreciation) of investments	19,904,035
Net assets	$110,651,309

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Qualified late year losses represent ordinary losses realized from January 1, 2024 through March 31, 2024 and capital losses realized from November 1, 2023 through March 31, 2024, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2024, the adjustments were to increase total distributable earnings and decrease paid-in capital by $798,887.

34

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2024, the Fund utilized $9,023,777 of capital loss carryforwards.

At March 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$49,435,157	$22,744,282	$72,179,439

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/24	3/31/23
Shares sold:
Class A	563,700	1,414,377
Class C	87,434	142,817
Class R	9,155	19,236
Institutional Class	5,214,257	12,555,763

Shares issued upon reinvestment of dividends and distributions:
Class A	—	841
Class C	—	214
Class R	—	50
Institutional Class	—	5,136
	5,874,546	14,138,434

Shares redeemed:
Class A	(615,481)	(939,166)
Class C	(169,419)	(155,121)
Class R	(3,898)	(36,262)
Institutional Class	(8,428,150)	(17,474,946)
	(9,216,948)	(18,605,495)
Net decrease	(3,342,402)	(4,467,061)
35

Notes to financial statements

Delaware Small Cap Growth Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables on the previous page and on the “Statements of changes in net assets.” For the years ended March 31, 2024 and 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Year ended
3/31/24	451	8,983	62	8,343	441	$81,334
3/31/23	6,001	399	—	371	5,870	57,481

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of March 31, 2024, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the

36

subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

37

Notes to financial statements

Delaware Small Cap Growth Fund

8. Securities Lending (continued)

At March 31, 2024, the Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the information technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2024, there were no Rule 144A securities held by the Fund.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

38

11. Reorganization

On January 16, 2024, the Board approved the reorganization of the Fund below into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund

Delaware Small Cap Growth Fund, a series of the Trust	Delaware Ivy Small Cap Growth Fund, a series of Ivy Funds

Acquired Fund shareholders approved the Reorganization at a special shareholder meeting held on May 6, 2024.

The Reorganization is anticipated to occur on or about June 7, 2024.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

39

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV and Shareholders of Delaware Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Small Cap Growth Fund (one of the funds constituting Delaware Group® Equity Funds IV, referred to hereafter as the “Fund”) as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 28, 2024

We have served as the auditor of one or more Macquarie investment companies since 2010.

40

Other Fund information (Unaudited)

Delaware Small Cap Growth Fund

Proxy Results

At a special shareholder meeting held on May 6, 2024, Fund shareholders approved the reorganization of the Fund into Delaware Ivy Small Cap Growth Fund. The results of the voting at the meeting were as follows:

For	Against	Abstain
24,255,445	68,377	804,951

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

41

Board of trustees and officers addendum

Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee

Shawn K. Lytle[2] 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	89	Macquarie Asset Management[3] (2015–Present) -Head of Equities & Multi-Asset (2023–Present) -Head of Americas of Macquarie Group (2017–Present) -Global Head of Public Investments (2019–2023)	None
42

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Jerome D. Abernathy 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	89	Stonebrook Capital Management, LLC (financial technology: macro factors and databases) -Managing Member (1993-Present)	None

Ann D. Borowiec 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	89	J.P. Morgan Chase & Co. (1987-2013) -Chief Executive Officer, Private Wealth Management (2011–2013)	Banco Santander International (2016–2019) Santander Bank, N.A. (2016-2019)
43

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph W. Chow 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	89	Private Investor
(2011–Present)
State Street Bank and
Trust Company
(1996-2011)
-Executive Vice President
of Enterprise Risk
Management and
Emerging Economies
Strategy; and Chief Risk
and Corporate
				Administration Officer	None

H. Jeffrey Dobbs 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	89	KPMG LLP (2002-2015) -Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015–Present) PatientsVoices, Inc. (2018–Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)
44

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

John A. Fry 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	89	Drexel University -President (2010–Present)	Federal Reserve
Bank of Philadelphia
(2020–Present)
Kresge Foundation
(2018-Present)
FS Credit Real Estate Income
Trust, Inc. (2018–Present)
vTv Therapeutics Inc.
(2017–Present)
Community Health Systems
(2004–Present)
Drexel Morgan & Co.
(2015–2019)
45

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Joseph Harroz, Jr. 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	89	University of Oklahoma
-President
(2020–Present)
-Interim President
(2019–2020)
-Vice President and
Dean, College of Law
(2010–2019)
Brookhaven Investments
LLC (commercial
enterprises)
-Managing Member
(2019–Present)
St. Clair, LLC
(commercial enterprises)
-Managing Member
				(2019–Present)	OU Medicine, Inc. (2020–Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007–Present) Ivy Funds Complex (1998-2021)
46

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Sandra A.J. Lawrence 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	89	Children’s Mercy Hospitals and Clinics (2005–2019) -Chief Administrative Officer (2016–2019)	Brixmor Property Group Inc.
(2021-Present)
Sera Prognostics Inc.
(biotechnology) (2021-Present)
Recology (resource recovery)
(2021-2023)
Evergy, Inc., Kansas City Power
& Light Company, KCP&L
Greater Missouri Operations
Company, Westar Energy, Inc.
and Kansas Gas and Electric
Company (related utility
companies) (2018-Present)
National Association of Corporate
Directors (2017-Present)
American Shared Hospital
Services (medical device)
(2017-2021)
Ivy Funds Complex (2019-2021)
47

Board of trustees and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Frances A. Sevilla-Sacasa 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	89	Banco Itaú International -Chief Executive Officer (2012–2016) US Trust Bank of America Private Wealth Management -President (2007-2008) U.S. Trust Corp. -President & CEO (2005-2007)	Invitation Homes Inc.
(2023-Present)
Florida Chapter of National
Association of Corporate
Directors (2021-Present)
Callon Petroleum Company
(2019-Present)
Camden Property Trust
(2011-Present)
New Senior Investment
Group Inc. (REIT) (2021)
Carrizo Oil & Gas, Inc.
					(2018-2019)

Thomas K. Whitford 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	89	PNC Financial Services Group (1983–2013) -Vice Chairman (2009-2013)	HSBC USA Inc. (2014–2022) HSBC North America Holdings Inc. (2013–2022)
48

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Christianna Wood 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	89	Gore Creek
Capital, Ltd.
-Chief Executive Officer
and President
(2009–Present)
Capital Z Asset
Management
-Chief Executive Officer
(2008-2009)
California Public
Employees' Retirement
System (CalPERS)
-Senior Investment
Officer of Global Equity
(2002-2008)	The Merger Fund
(2013–2021),
The Merger Fund VL
(2013–2021),
WCM Alternatives: Event-Driven
Fund (2013–2021),
and WCM Alternatives: Credit
Event Fund (2017–2021)
Grange Insurance
(2013–Present)
H&R Block Corporation
					(2008–2022)
Officers
David F. Connor 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President, since May 2013; General Counsel since May 2015; Secretary since October 2005	89	David F. Connor has served in various capacities at different times at Macquarie Asset Management.	None[5]
49

Board of trustees and officers addendum

Delaware Funds by Macquarie®

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Daniel V. Geatens 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President and Treasurer since October 2007	89	Daniel V. Geatens has served in various capacities at different times at Macquarie Asset Management.	None[5]

Richard Salus 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	89	Richard Salus has served in various capacities at different times at Macquarie Asset Management.	None[5]

1“Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.

2Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Funds' investment advisor.

3Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds' investment advisor, principal underwriter, and transfer agent.

4Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Delaware Funds complex.

50

5David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Connor also serves as Senior Vice President and Assistant Secretary for the three portfolios of the Macquarie ETF Trust, which have the same investment manager as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and as Senior Vice President and Treasurer for the Macquarie ETF Trust. Mr. Salus serves in a similar capacity for the Macquarie ETF Trust.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

51

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.An understanding of generally accepted accounting principles and financial statements;

b.The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.An understanding of internal controls and procedures for financial reporting; and

e.An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

 Christianna Woods

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $86,102 for the fiscal year ended March 31, 2024.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $86,102 for the fiscal year ended March 31, 2023.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2024.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $1,362,878 for the registrant’s fiscal year ended March 31, 2024. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2023.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $2,050,189 for the registrant’s fiscal year ended March 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $15,891 for the fiscal year ended March 31, 2024. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2024.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $15,891 for the fiscal year ended March 31, 2023. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2023.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2024.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2024. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2023.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2023. The percentage of these fees relating to services approved by the registrant’s

Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds by Macquarie®.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $24,428,000 and $9,044,000 for the registrant’s fiscal years ended March 31, 2024 and March 31, 2023, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

(i)	Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2024